Other Current and Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As of December 31, 2019 and 2018, other current assets consist of:

	December 31, 2019	December 31, 2018
Advances to unrelated-parties (ii)	$1,835,826	$3,223,897
Receivable from sale of the deposit of the land use right(i)	-	2,911,567
Advances to employees	64,777	65,258
Other current assets	187,343	104,000
	$2,087,946	$6,304,722

(i)	The Company planned to purchase land use rights in Dongguan City for expansion of operations in manufacturing and office building in 2010. Under the terms of the purchase agreement with Dongguan Fenggang Municipal Government (the “Local Government”), IST paid approximately $14.0 million (RMB 90.8 million) in total with the Local Government as security deposit for purchase of land use rights, which was refundable, if the Company was to terminate the agreement. In September 2016, the Company terminated the purchase agreement because of the shift of the Company’s business strategy and transformation of the Company’s business. The Company sold deposit receivable of approximately $13.0 million (RMB 90.2 million) without recourse to an unrelated party, Dongguan Dongyi Industrial Co., Ltd. (“Dongyi”), in a consideration of approximately $10.4 million (RMB 72.2 million) with an installment payment plan which ran through December 31, 2019. A total of approximately $10.4 million payment from Dongyi had been fully collected by December 31, 2019.

The transaction was governed by FASB ASC 860-20, Sales of Financial Assets. The Company recognized and recorded a loss of approximately $2.7 million from the sale in the consolidated statement of operations for the year ended December 31, 2016.

(ii)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

Included in the balance of advances to unrelated parties, $1.8 million was the amount due from one unrelated party, which consisted of $0.16 million interest receivables related to a loan agreement entered during 2018 (see Note 14) and $1.66 million advances for business development purposes which were non-interest bearing and due on demand. Subsequent to the year ended December 31, 2019, the Company has fully collected the balance from this unrelated party

Schedule of Other Assets, Noncurrent
(b)	As of December 31, 2019 and 2018, Other assets, non-current consist of:

	December 31, 2019	December 31, 2018
Other assets, non-current	4,304,640	-
	$4,304,640	$-